Lease - Schedule of Amounts Recognised in the Statements of Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Amounts Recognised In The Statements Of Comprehensive Income Abstract
Interest expense (included in finance costs) (Note 8)	¥ 6,743	¥ 4,783	¥ 5,858
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	¥ 5,790	¥ 9,965	¥ 9,374